UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2006
Date of reporting period: June 30, 2006

Saturna Investment Trust, Sextant Growth Fund (SSGFX)
Proxy Voting Record relating to shareholder meetings held from July 1, 2005 through June 30, 2006

Proposal #	Issue / Proposals	Shares / Proposed by	Symbol / Directors Recommend	CUSIP / Vote	Meeting Date

	Sprint	1,300	FON	852061100	7/13/05
1	Directors nominations	Issuer	For	For all nominees
2	Amendment to Sprint's articles of incorporation to increase the number of authorized shares of Sprint series 1 common stock	Issuer	For	For
3	Amendment to Sprint's articles of incorporation to create the class of non-voting common stock and create the ninth series preferred stock and add a provision stating that stockholder approval is not required for the acquisition by spring nextel of non-voting common stock or the ninth series preferred stock from a holder of that stock.	Issuer	For	For
4	Adoption of the sprint nextel amended and restated article of incorporation.	Issuer	For	For
5	Issuance of sprint nextel series 1 common stock non-voting common stock and the ninth series preferred stock in the merger.	Issuer	For	For
6	Possible adjournment of the spring annual meeting	Issuer	For	For
7	To Ratify appointment of KPMG LLP as independent auditors of Sprint for 2005.	Issuer	For	For
8	Senior Executive retirement benefits	Stockholder	Against	Against

	Adobe Systems Incorporated	9,600	ADBE	00724F101	8/24/05
1	To approve the issuance of shares of Adobe common stock in the merger contemplated by the agreement and plan of merger and reorgainzation, dated as of April 17, 2005, among Adobe, Avner Acquisition Sub, Inc. A Delaware corporation and a wholly owned subsidiary of Adobe, and Macromedia, inc.	Issuer	For	For
2	To adjoun the special meeting if necessary, if a quorum is present, to solicit additional proxies if there are not sufficient votes in favor of proposal 1.	Issuer	For	For

	John Wiley & Sons, Inc.	3,400	JW/A	968223206	9/15/05
1	Directors nominations	Issuer	For	For all nominees
2	Proposal to ratify the appointment of KPMG, L.L.P as independent accountants	Issuer	For	For

	3COM CORPORATION	16,000	COMS	885535104	9/28/05
1	Directors nominations	Issuer	For	For all nominees
2	Approve amendments to the 3COM 2003 stock plan.	Issuer	For	For
3	To ratify the appointment of Deloitte & Touche LLP as the company's registered independent public accounting fim for the fiscal year ending June 2, 2006.	Issuer	For	For

	ORACLE CORPORATION	8,000	ORCL	68389X105	10/10/05
1	Directors nominations	Issuer	For	For all nominees
2	Proposal for the approval of the adoption of the fiscal year 2006 executive bonus plan	Issuer	For	For
3	Proposal to ratify the selection of Ernst & Young LLP as independent registered public accounting firm of the company for the fiscal year ending May 31, 2006.	Issuer	For	For
4	Elimination of animal-based test methods.	Issuer	Against	For

	BARR PHARMACEUTICALS, INC.	4,500	BRL	68306109	11/3/05
1	Directors nominations	Issuer	For	For all nominees
2	Increase of authorized shares for the Barr Pharmaceuticals, Inc. employee stock purchase plan.	Issuer	For	For
3	Ratification of the selection of Deloitte & Touche LLP as the registered public accounting firm of the company for the fiscal year ending June 30, 2006.	Issuer	For	For
4	Elimination of animal-based test methods.	Issuer	Against	For

	INTUIT INC.	4,000	INTU	461202103	12/16/05
1	Directors nominations	Issuer	For	For all nominees
2	Ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for fiscal 2006.	Issuer	For	For
3	Approve the amendment to our 2005 equity incentive plan.	Issuer	For	For

	LIGAND PHARMACEUTICALS INCORPORATED	5,000	LGND	53220K207	1/31/06
1	Directors nominations	Issuer	For	For all nominees
2	Amendment of 2002 stock incentive plan	Issuer	For	For
3	Appointment of independent registered accounting firm.	Issuer	For	For

	HEWLETT-PACKARD COMPANY	7,000	HPQ	428236103	3/15/06
1	Directors nominations	Issuer	For	For all nominees
2	Proposal to ratify the appointment of the independent registered public accounting firm for the fiscal year ending October 31, 2006.	Issuer	For	For
3	Proposal to approve the Hewlett-Packard Company 2005 pay-for- results plan.	Issuer	For	For
4	Stockholder proposal entitled "Director Election Majority Vote Standard Proposal".	Shareholder	Against	Against
5	Stockhold proposal entitled "Recoup Unearned Management Bonuses".	Shareholder	Against	Against

	ADOBE SYSTEMS INCORPORATED	9,600	ADBE	00724F101	3/28/06
1	Directors nominations	Issuer	For	For all nominees
2	Approval of amendments to the amended 1994 performance and restricted stock plan to enable compensation paid under the plan to qualify as deductible performance-based compensation under section 162(M) of the Internal Revenue Code of 1986, as amended.	Issuer	For	For
3	Approval of the executive cash performance bonus plan to permit the payment of cash bonuses that will qualify as deductible performance-based compensation under section 162(M) of the Internal Revenue Code of 1986, as amended.	Issuer	For	For
4	Ratification of the appointment of KPMG LLP as the company's independent registered public accounting firm for the fiscal year ending December 1, 2006.	Issuer	For	For

	KB HOME	3,500	KBH	48666K109	4/6/06
1	Directors nominations	Issuer	For	For all nominees
2	Proposal to amend the amended certificate of incorporation of KB Home to decrease the number of authorized shares of KB Home common stock form 300 million shares to 290 million shares.	Issuer	For	For
3	Proposal to approve the amended and restated KB Home 1999 incentive plan.	Issuer	For	For
4	Proposal to ratify Ernst & Young LLP as KB Home's independent registered public accounting firm for the fiscal year ending November 30, 2006.	Issuer	For	For

	WASHINGTON MUTUAL, INC.	6,750	WM	939322103	4/18/06
1	Directors nominations	Issuer	For	For all nominees
2	Company proposal to ratify the appointment of Deloitte & Touche LLPas the company's independent auditors for 2006.	Issuer	For	For
3	To approve the Washington Mutual, Inc. amended and restated 2003 equity incentive plan, including an increase in the number of shares that may be subject to awards made thereunder.	Issuer	For	For
4	To approve the Washington Mutual, Inc. executive incentive compensation plan	Issuer	For	For
5	To approve the company proposal to amend the Washington Mutual, Inc. articles of incorporation (as amended) to declassify the board of directors and establish annual elections for all company directors commencing with the 2007 annual meeting, rather than the current staggered three-year terms.	Issuer	For	For
6	Sharehold proposal relating to disclosure of company's political contributions.	Shareholder	Against	Against

	FRONTIER FINANCIAL CORPORATION	8,000	FTBK	35907K105	4/19/06
1	Directors nominations	Issuer	For	For all nominees
2	To approve the Frontier Financial Corporation 2006 stock incentive plan	Issuer	For	For
3	To ratify the appointment of Moss Adams LLP as Frontier Financial Corporation's independent registered public accounting firm.	Issuer	For	For

	WEYERHAEUSSER COMPANY	3,000	WY	962166104	4/20/06
1	Directors nominations	Issuer	For	For all nominees
2	Shareholder proposal on director election by majority.	Shareholder	Against	For
3	Shareholder proposal on majority vote	Shareholder	Against	For
4	Shareholder proposal on executive compensation	Shareholder	Against	Against
5	Shareholder proposal on Forest Stewardship Council (FSC) certification	Shareholder	Against	Against
6	Shareholder proposal on an independent chairman	Shareholder	Against	Against
7	Approval, on an advisor basis, of the appointment of auditors	Issuer	For	For

	GENENTECH, INC.	2,000	DNA	368710406	4/20/06
1	Directors nominations	Issuer	For	For all nominees
2	To approve an amendment to the 1991 employee stock plan.	Issuer	For	For
3	To ratify the selection of Ernst & Young LLP as independent registered public accounting firm of Genetech for the year ending December 31, 2006.	Issuer	For	For

	ALCOA INC.	6,000	AA	13817101	4/21/06
1	Directors nominations	Issuer	For	For all nominees
2	Proposal to ratify the independent auditor.	Issuer	For	For

	HONEYWELL INTERNATIONAL, INC.	3,500	HON	438516106	4/24/06
1	Directors nominations	Issuer	For	For all nominees
2	Approval of independent accountants	Issuer	For	For
3	2006 stock incentive plan	Issuer	For	For
4	2006 stock plan for non-employee dirctors	Issuer	For	For
5	Majority vote	Issuer	Against	Against
6	Director compensation	Issuer	Against	Against
7	Recoup unearned management bonuses	Issuer	Against	Against
8	Onondaga Lake environmental pollution	Issuer	Against	Against
9	Separate vote on golden payments	Issuer	Against	Against

	ELI LILLY AND COMPANY	3,500	LLY	532457108	4/24/06
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of the appointment by the audit committee of the board of directors of Ernst & Young LLP as principal independent auditors for 2006.	Issuer	For	For
3	Proposal by shareholders on extending the company's animal care and use policy to contract labs.	Shareholder	Against	For
4	Proposal by shareholders on separating the roles of chairman and chief executive officer.	Shareholder	Against	Against
5	Proposal by shareholders on annual election of each director	Shareholder	Against	For
6	Proposal by shareholders on election of directors by majority vote.	Shareholder	Against	Against

	CHUBB CORPORATION	3,000	LLY	171232101	4/25/06
1	Directors nominations	Issuer	For	For all nominees
2	To vote on the adoption of the Chubb Corporation annual incentive compensation plan (2006).	Issuer	For	For
3	To ratify the appointment of Ernst & Young LLP as independent auditor.	Issuer	For	For
4	To vote on shareholder proposal regarding the manner in which directors are elected	Shareholder	Against	Against
5	To vote on a shareholder proposal regarding political contributions.	Shareholder	Against	Against

	REGAL-BELOIT CORPORATION	4,000	RBC	758750103	4/26/06
1	Directors nominations	Issuer	For	For all nominees
2	Election of class B director: James L. Packard.	Issuer	For	For
3	To approve the company's shareholder value added (SVA) executive officers incentive compensation plan.	Issuer	For	For
4	Ratification of the appointment of Deloitte & Touche LLP as the independent certified public accountants of the company for the fiscal year ending December 31, 2006.	Issuer	For	For

	WASHINGTON BANKING COMPANY	5,000	WBCO	937303105	4/27/06
1	Directors nominations	Issuer	For	For all nominees

	APPLE COMPUTER, INC.	11,000	AAPL	37833100	4/27/06
1	Directors nominations	Issuer	For	For all nominees
2	To ratify the appointment of KPMG LLP as independent auditors of the company for fiscal year 2006.	Issuer	For	For
3	To consider a shareholder proposal if properly presented at the meeting.	Issuer	Against	Against

	NOBLE CORPORATION	4,000	NE	G65422100	4/27/06
1	Directors nominations	Issuer	For	For all nominees
2	Approval of the appointment of Price Waterhouse Coopers LLP as independent auditors for 2006.	Issuer	For	For
3	Member (Shareholder) proposal to separate the positions of chairman/chief executive officer.	Shareholder	Against	Against

	LINCOLN ELECTRIC HOLDINGS, INC.	2,500	LECO	533900106	4/28/06
1	Directors nominations	Issuer	For	For all nominees
2	Approval of the 2006 equity and performance incentive plan.	Issuer	For	For
3	Approval of the 2006 stock plan for non-employee directors	Issuer	For	For
4	Ratification of independent auditors	Issuer	For	For

	SYMBOL TECHNOLOGIES, INC	10,092	SBL	871508107	5/1/06
1	Directors nominations	Issuer	For	For all nominees
2	The ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for fiscal year 2006.	Issuer	For	For

	BRISTOL-MYERS SQUIBB COMPANY	4,500	BMY	110122108	5/2/06
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of independent registered public accounting firm.	Issuer	For	For
3	Executive compensation disclosure	Issuer	Against	Against
4	Cumulative voting	Issuer	Against	Against
5	Recoupment	Issuer	Against	Against
6	Animal Treatment	Issuer	Against	For
7	Term limits	Issuer	Against	Against

	PEPSICO, INC.	3,000	PEP	713448108	5/3/06
1	Directors nominations	Issuer	For	For all nominees
2	Approval of independent registered public accountants.	Issuer	For	For
3	Shareholder proposal - political contributions (proxy statement p. 23)	Shareholder	Against	Against
4	Shareholder proposal - charitable contributions (proxy statement p. 24)	Shareholder	Against	Against

	UNIFIED PARCEL SERVICE, INC.	2,500	UPS	911312106	5/4/06
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of the appointment of Deloitte & Touche LLP as UPS's independent registered public accountants for the year ending December 31, 2006.	Issuer	For	For

	SEMPRA ENERGY	3,000	SRE	816851109	5/4/06
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of independent auditors.	Issuer	For	For
3	Articles amendment for the annual election of all directors	Issuer	For	For
4	Shareholder proposal regarding performance-based stock options.	Shareholder	Against	Against

	ADVANCED MICRO DEVICES, INC.	10,000	AMD	7903107	5/5/06
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of appointment of independent registered public accounting firm	Issuer	For	For
3	Approval of the amendments to the 2004 equity incentive plan. (Equity Plan)	Issuer	For	For
4	Approval of the amendment to the 2000 employee stock purchase plan. (ESPP)	Issuer	For	For
5	Approval of the 2006 executive incentive plan. (EIP)	Issuer	For	For

	ADVANCED MICRO DEVICES, INC.	10,000	AMD	7903107	5/5/06
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of appointment of independent registered public accounting firm.	Issuer	For	For
3	Approval of the amendments to the 2004 equity incentive plan. (Equity Plan)	Issuer	For	For
4	Approval of the amendment to the 2000 employee stock purchase plan. (ESPP)	Issuer	For	For
5	Approval of the 2006 executive incentive plan. (EIP)	Issuer	For	For

	UNITED ONLINE, INC.	8,000	UNTD	911268100	5/9/06
1	Directors nominations	Issuer	For	For all nominees
2	To ratify the appointment of Price WaterHouse Coopers LLP as the independent registered public accounting firm of United Online, Inc. for the fiscal year ending December 31, 2006.	Issuer	For	For
3	In accordance with the discretion of the proxy holders, to act upon all matters as may properly come before the meeting.	Issuer	For	For

	CAREMARK RX, INC.	4,000	CMX	141705103	5/10/06
1	Directors nominations	Issuer	For	For all nominees
2	Political contributions.	Shareholder	Against	Against

	AMGEN INC.	2,640	AMGN	31162100	5/10/06
1	Directors nominations	Issuer	For	For all nominees
2	To ratify the selection of Ernst & Young LLP as the company's independent registered public accountants for the year ending December 31, 2006.	Issuer	For	For
3A	Stockholder Proposal #1 (Stock Retention Guidelines)	Shareholder	Against	Against
3B	Stockholder proposal #2 (Executive Compensation).	Shareholder	Against	Against
3C	Stockholder proposal #3 (Shareholder Rights Plans).	Shareholder	Against	Against
3D	Stockholder proposal #4 (Animal Welfare Policy.)	Shareholder	Against	For
3E	Stockholder Proposal #5 (Majority Elections).	Shareholder	Against	Against
3F	Stockholder Proposal #6 (Corporate Political Contributions.)	Shareholder	For	Against

	BUILD-A-BEAR WORKSHOP, INC.	7,000	BBW	120076104	5/11/06
1	Directors nominations	Issuer	For	For all nominees
2	Appointment of independent accountants.	Issuer	For	For

	NORFOLK SOUTHERN CORPORATION	4,500	NSC	655844108	5/11/06
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of the appointment of KPMG LLP, independent registered public accounting firm, as Norfolk Southern's independent auditors for the year ending December 31, 2006.	Issuer	For	For

	NUCOR CORPORATION	1,200	NUE	670346105	5/11/06
1	Directors nominations	Issuer	For	For all nominees
2	Ratify the appointment of Price Waterhouse Coopers LLP as Nucor's independent registered public accounting firm for the year ending December 31,2006.	Issuer	For	For
3	Approve the amendment to Nucor's restated certificate of incorporation increasing its authorized common stock from 400,000,000 to 800,000,000.	Issuer	For	For
4	Stockholder proposal	Shareholder	Against	Against

	PERFORMANCE FOOD GROUP COMPANY	3,000	PFGC	713755106	5/16/06
1	Directors nominations	Issuer	For	For all nominees

	PHARMACEUTICAL PRODUCT DEVELOPMENT, INC	15,000	PPDI	717124101	5/17/06
1	Directors nominations	Issuer	For	For all nominees
2	Approval of a amendment to the company's employee stock purchase plan to increase the number of shares of the company's common stock reserved for issuance under this plan.	Issuer	For	For
3	In their discretion, the proxies are authorized to vote upon such other matters as may properly come before the meeting.	Issuer	For	For

	IDACORP, INC.	6,000	PPDI	451107106	5/18/06
1	Directors nominations	Issuer	For	For all nominees
2	To ratify the selection of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending December 31, 2006.	Issuer	For	For

	THE CHARLES SCHWAB CORPORATION	25,000	SCHW	808513105	5/18/06
1	Directors nominations	Issuer	For	For all nominees
2	Approval of amendments to the certificate of incorporation and bylaws to provide for the annual election of directors.	Issuer	For	For
3	Stockholder proposal regarding the effect of a flat tax	Shareholder	Against	Against
4	Stockholder proposal regarding political contributions.	Shareholder	Against	Against
5	Stockhold proposal regarding majority voting.	Shareholder	Against	Against
6	Stockholder proposal regarding severance payments.	Shareholder	Against	Against

	TRIMBLE NAVIGATION LIMITED	6,000	TRMB	896239100	5/18/06
1	Directors nominations	Issuer	For	For all nominees
2	To approve an amendment to the company's 2002 stock plan to increase the number of shares of the company's common stock available for grant of stock options and stock awards thereunder.	Issuer	For	For
3	To approve an amendment to the company's 1988 employee stock purchase plan to increase the number of shares of the company's common stock available for purchase thereunder.	Issuer	For	For
4	To ratify the appointment of Ernst & Young LLP as the independent auditors of the company for the current fiscal year ending December 29, 2006.	Issuer	For	For

	RED LION HOTELS CORPORATION	21,000	RLH	756764106	5/18/06
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of appointment of BDO Seidman, LLP, as independent registered public accounting firm for 2006.	Issuer	For	For
3	Approval of 2006 stock incentive plan.	Issuer	For	For

	ACCURIDE CORP	10,000	ACW	4398103	5/19/06
1	Directors nominations	Issuer	For	For all nominees
2	Proposal to ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of the company for the 2006 fiscal year.	Issuer	For	For

	AMAZON.COM, INC.	3,500	ACW	23135106	5/23/06
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of the appointment of Ernst & Young LLP as independent auditors.	Issuer	For	For

	LOWE'S COMPANIES, INC.	3,500	LOW	548661107	5/25/06
1	Directors nominations	Issuer	For	For all nominees
2	To approve Lowe's Companies, Inc. 2006 annual incentive plan.	Issuer	For	For
3	To approve Lowe's Companies, Inc. 2006 long-term incentive plan.	Issuer	For	For
4	To ratify the appointment of Deloite & Touche LLP as the company's independent accountants.	Issuer	For	For
5	To approve amendments to the company's articles of incorporation.	Issuer	For	For
6	Shareholder proposal entitled "Wood Procurement Report."	Shareholder	Against	Against

	PHELPS DODGE CORPORATION	2,660	PD	717265102	5/26/06
1	Directors nominations	Issuer	For	For all nominees
2	Approve the Phelps Dodge Corporation directors 2007 stock unit plan.	Issuer	For	For
3	Ratify the appointment of Price WaterHouse Coopers LLP as independent accountants for the year 2006.	Issuer	For	For

	VCA ANTECH, INC.	8,000	WOOF	918194101	6/5/06
1	Directors nominations	Issuer	For	For all nominees
2	To ratify the appointment of KPMG LLP as the company's independent registered public accounting firm.	Issuer	For	For
3	To approve the VCA ANTECH, INC. 2006 equity incentive plan.	Issuer	For	For
4	Foreign Workplace Monitoring	Shareholder	Against	Against

	STAPLES, INC.	6,000	SPLS	855030102	6/6/06
1	Directors nominations	Issuer	For	For all nominees
2	To approve an amendment to Staples' by-laws providing for the annual election of directors.	Issuer	For	For
3	To ratify the selection by the audit committee of Ernst & Young LLP as Staples' independent registered public accounting firm for the current fiscal year.	Issuer	For	For
4	To act on a shareholder proposal on director election majority vote standard.	Shareholder	Against	Against

	DEVON ENERGY CORPORATION	3,000	DVN	25179M103	6/7/06
1	Directors nominations	Issuer	For	For all nominees
2	Ratify the appointment of the company's independent auditors for 2006.	Issuer	For	For
3	Adoption of the amendment to the Devon Energy Corporation 2005 long-term incentive plan.	Issuer	For	For

	AFFYMETRIX, INC.	4,000	AFFX	00826T108	6/15/06
1	Directors nominations	Issuer	For	For all nominees
2	To Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2006	Issuer	for	For

	BEST BUY CO., INC.	4,000	BBY	86516101	6/21/06
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for the current fiscal year.	Issuer	For	For

	Bed Bath & Beyond Inc.	5,000	BBBY	75896100	6/29/06
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of the appointment of KPMG LLP	Issuer	For	For
3	Board Diversity Report	Shareholder	Against	Against
4	Foreign Workplace Monitoring	Shareholder	Against	Against
5	Energy Efficiency Report	Shareholder	Against	Against
6	Amend Certificate of Incorporation regarding election of directors.	Issuer	For	For

Saturna Investment Trust, Sextant International Fund (SSIFX)
Proxy Voting Record relating to shareholder meetings held from July 1, 2005 through June 30, 2006

Proposal #	Issue / Proposals	Shares / Proposed by	Symbol / Directors Recommend	CUSIP / Vote	Meeting Date

	SINA CORPORATION	1,600	SINA	G81477104	9/27/05
1	Director nominations	Issuer	For	For all nominees
2	Proposal to ratify the appointment of Price Waterhouse Coopers Zhong Tian CPAS Limited company as the independent auditors of the company.	Issuer	For	For
3	Proposal to amend the 1999 stock plan (the "1999 Plan"), which will have the effect of increasing the aggregate number of ordinary shares reserved for issuance under the 1999 plan in each of fiscal years 2006, 2007, and 2008.	Issuer	For	For
4	Proposal to amend the 1999 directors' stock option plan (the "1999 directors' plan"), which will have the effect of increasing the aggregate number of ordinary shares issuable under the 1999 directors' plan for 750,000 ordinary shares to 1,125,000 ordinary shares.	Issuer	For	For

	TRANSPORTADORA DE GAS DEL SUR S.A.	1,500	TGS	893870204	10/11/05
1	Appointment of two shareholders to approve and sign the meeting minutes.	Issuer	For	For
2	Ratification of the appointment of Price Waterhouse as certifing accountant, represented by its partners, Ruben O. Vega, CPA, and Miguel A. Urus, CPA, as alternate auditor.	Issuer	For	For
3	Consideration of the board of directors performance up to the moment, and consideration of the fee resignation made by directors Mr. Kalil Wasaff, Eduardo Ojea Quintana and James Monroe.	Issuer	For	For
4	Appointment of regular directors and alternate directors to replace resigning members, and whose term of office shall terminate with the end the current fiscal year notwithstanding that they may keep their positions until they be replaced by a next shareholders' meeting.	Issuer	For	For

	BRITISH SKY BROADCASTING GROUP PLC	450	BSY	111013108	11/4/05
	Directors nomination	Issuer	For	For all nominees
1	To receive and adopt the financial statements for the year ended 30 June 2005, together with the report of the directors and auditors thereon.	Issuer	For	For
2	To declare a final dividend	Issuer	For	For
9	To reappoint Deloitte & Touche LLP as auditors and to authorise the directors to agree their remuneration.	Issuer	For	For
10	To receive the report on the directors' remuneration for the year ended 30 June 2005	Issuer	For	For
11	To authorise the directors to make EU political donations and incur EU political expenditure under the PPER Act 2000.	Issuer	For	For
12	To authorise the directors to allot shares under section 80 Companies Act 1985	Issuer	For	For
13	To disapply statutory pre-emption rights (special resolution)	Issuer	For	For
14	to authorise the directors to make market purchases (special resolution).	Issuer	For	For
15	To approve the waiving of the compulsory bid obligation in respect to market purchases under Rule 9 of the city code on takeovers and mergers.	Issuer	For	For
16	To approve the amendment to article 159 of the company's articles of association (special resolution).	Issuer	For	For
17	To approve the amendments to the company's memorandum and articles of association following the enactment of the Communications Act 2003 (special resolution)	Issuer	For	For

	INTRAWEST CORPORATION	1,200	IDR	460915200	11/7/05
1	Director nominations	Issuer	For	For all nominees
2	The appointment of KPMG LLP, chartered accountants as auditors of the corporation.	Issuer	For	For
3	The authority of the audit committee of the board of directors to fix the remuneration of the auditors.	Issuer	For	For

	PT INDOSAT TBK	1,000	IIT	744383100	12/22/05
1	To honorably discharge Mr. Ng Eng Ho as Deputy President Director with gratitude and thanks as of the time the meeting is concluded, and appoint Dr. Kaizad B. Heerjee as Deputy President Director for the period as of the time the meeting is concluded up to the time the annual general meeting of sharholders, as more fully described in the proxy statement.	Issuer	For	For

	EPCOS AG	2,500	EPC	29410P107	2/15/06
2	Resolution on appropriation of net income of EPCOS AG.	Issuer	For	For
3	Resolution on exoneration of the members of the management board.	Issuer	For	For
4	Resolution on exoneration of the members of the supervisory board.	Issuer	For	For
5	Resolution on appointment of independent auditors for fiscal year 2005/2006.	Issuer	For	For
6	Resolution on amendment of section 13, paragraph (2) of the articles of association.	Issuer	For	For

	AUSTRALIA & NEW ZEALAND BANKING GRP LTD.	1,000	ANZ	52528304	2/16/05
2	Adoption of the remuneration report (this resolution is advisory only).	Issuer	For	For
3A	To re-elect a director: Dr. R.S. Deane.	Issuer	For	For
3B	To re-elect a director: Mr. D.M Gonski AO	Issuer	For	For
3C	To re-elect a director: Mr. C.B. Goode AC.	Issuer	For	For
4	Modificaiton of the constitution.	Issuer	For	For
5	Amendments to the director's access, insurance and indemnity deed.	Issuer	For	For
6	Changes to non-executive directors' retirement scheme.	Issuer	For	For
7	Increase in non-executive directors' fee cap.	Issuer	For	For

	INFINEON TECHNOLOGIES AG	5,000	IFX	45662N103	2/16/06
2	Approval of the acts of the managing board.	Issuer	For	For
3	Approval of the acts of the supervisory board.	Issuer	For	For
4	Appointment of auditors.	Issuer	For	For
5A	Election of Dr. Siegfried Luther as a member of the supervisory board.	Issuer	For	For
5B	Election of Dr. Eckhart Suenner as a substitute member of the supervisory board.	Issuer	For	For
6	Infineon stock option plan 2006.	Issuer	For	For
7	Amendments of the articles of association.	Issuer	For	For
8	Domination and profit-and-loss transfer agreement.	Issuer	For	For

	NOVARTIS AG	1,600	NVS	66987V109	2/28/06
1	Approval of the annual report, the financial statements of Novartis AG and the group consolidated financial statements for the year 2005.	Issuer	For	For
2	Approval of the activities of the board of directors.	Issuer	For	For
3	Appropriation of available earnings of Novartis AG as per balance sheet and declaration of dividend.	Issuer	For	For
4	Reduction of share capital.	Issuer	For	For
5	Amendment to the articles of incorporation.	Issuer	For	For
6A1	Re-election of Prof. Srikant M. Datar Ph.D for a three-year term.	Issuer	For	For
6A2	Re-election of William W. George for a three-year term.	Issuer	For	For
6A3	Re-election of Dr.-Ing. Wendelin Wiedeking for a three-year term.	Issuer	For	For
6A4	Re-election of Prof. Rolf M. Zinkernagel M.D. for a three-year term.	Issuer	For	For
6B	The election of Andreas Von Planta Ph.D for a three-year term.	Issuer	For	For
7	Appointment of the auditors and the group auditors.	Issuer	For	For

	COCA-COLA FEMSA, S.A. DE C.V.	4,300	KOF	191241108	3/8/06
IV	Election of the members of the board of directors and examiners, principal and alternates, for the 2006 fiscal year, and	Issuer	For	For all nominees
VI	Reading and approval of the minutes of the ordinary shareholders' meeting.	Issuer	For	For
I	Proposal not to cancel and make available to the board of the company the 98.684,857 Series "L" shares issued by resolutin of the meeting carried out on December 20th, 2002, which shares were not subscribed by the Series "L" holders in exercise of their pre-emptive rights at the price set by such meeting of $2.216 dollars lawful and legal currency.	Issuer	For	For
II	Appointment of delegates.	Issuer	For	For
III	Reading and approval of the minutes of the special shareholders' meeting.	Issuer	For	For

	SK TELECOM CO., LTD.	5,000	SKM	78440P108	3/10/06
1	Approval of the balance sheets, the statements of income, and statements of appropriations of retained earnings of the 22nd fiscal year, as set forth in item 1 of the company's agenda enclosed herewith.	Issuer	For	For
2	Approval of the amendment to the articles of incorporation as set forth in item 2 of the company's agenda enclosed herewith.	Issuer	For	For
3	Approval of the ceiling amount of the remuneration of directors, as set forth in the company's agenda enclosed herewith.	Issuer	For	For
4	Approval of the appointment of independent non-executive directors who will be audit committee members, as set forth in item 3 of the company's agenda enclosed herewith.	Issuer	For	For
5	Appointment of regular directors and alternate directors, and statutary audit committee members and determination of their term of office	Issuer	For	For

	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	7,500	BBV	05946K101	3/18/06
1	Examination and approval of the annual accounts and management report for Banco Bilbao Vizcaya Argentaria, S.A.	Issuer	For	For
2A	Appointment of Mr. Tomas Alfaro Drake	Issuer	For	For
2B	Re-election of Mr. Juan Carlos Alvarez Mezquiriz.	Issuer	For	For
2C	Re-election of Mr. Carlos Loring Martinez De Irujo.	Issuer	For	For
2D	Re-election of Ms. Susana Rodriguez Vidarte.	Issuer	For	For
3	Annulling, insofar as unused, the authorisation conferred at the BBVA general shareholders meeting of 28th February 2004.	Issuer	For	For
4	Authorisation for the company to acquire treasury stock directly or through group companies.	Issuer	For	For
5	Re-election of auditors for the 2006 accounts.	Issuer	For	For
6	Approval, for application by the bank and its subsidiaries, of a long-term share-based remuneration plan for members of the team.	Issuer	For	For
7	To amend article 53 of the company bylaws, "application of earnings", in order to contemplate the possiblity of remunerating members of the board of directors.	Issuer	For	For
8	Approval, for application by the bank, of a deferred remuneration system for non-executive directors.	Issuer	For	For
9	Conferral of authority to the board of directors to formalise, correct, interpret and implement resolutions adopted by the AGM.	Issuer	For	For

	TRANSPORTADORA DE GAS DEL SUR S.A.	1,500	TGS	893870204	3/20/06
1	Appointment of two shareholders to approve and sign the meeting minutes.	Issuer	For	For
2	Consideration of the annual report, inventory, financial statements, information review, information required by section 68 of the Buenos Aires Stock Exchange regulations, auditor's report, and statutory audit committee report, in accordance with section 234, paragraph 1 of Law 19.550 for the fiscal year ended December 31, 2005 and the English version.	Issuer	For	For
3	Consideration of the allocation of the fiscal year net income.	Issuer	For	For
4	Consideration of the actions carried out by the board of directors and the statutory audit committee during the fiscal year ended December 31, 2005 and determination of their compensation.	Issuer	For	For
5	Appointment of regular directors and alternate directors, and statutory audit committee members and determination of their term of office	Issuer	For	For
6	Appointment of an independent accountant to certify the financial statements for the current fiscal year and determination of his compensation.	Issuer	For	For

	THE TORONTO-DOMINION BANK	2,400	IDR	891160509	3/29/06
1	Director nominations	Issuer	For	For all nominees
2	Appointment of auditor named in the management proxy circular.	Issuer	For
3	Shareholder Proposal A	Shareholder	Against	Against
4	Shareholder Proposal B	Shareholder	Against	Against
5	Shareholder Proposal C	Shareholder	Against	Against

	EMBAER-EMPRESA BRASILEIRA	3,400	ADR	29081M102	3/31/06
1	Appointment of the companies responsible for the preparation of the valuation reports of the company and of Rio Han to wit: 1) Valuation of the shareholders' equity value; 11) Valuation based on the company's and Rio Han's respective shareholders' equity, and 111) Economic and financial analysis, in order to determine the exchange ratio between the shares and ads.	Issuer	For	For
2	Approval of the valuation reports prepared by the companies referred to in item 1 above.	Issuer	For	For
3	Approval of the protocol and justification of merger of Embraer with and into Rio Han all exhibits thereto ("Merger Agreement"), which was prepared as set forth in articles 224 and 225 of Law No. 6,404/76 and of instruction CVM No. 319/99 and which contains all the terms, conditions and information necessary to the understanding of the proposed merger.	Issuer	For	For
4	Approval of the merger of the company with and into Rio Han, pursuant to the terms of the protocol and other related documents.	Issuer	For	For

	RIO TINTO PLC	750	RTP	767204100	4/12/06
1	Authority to allot relevant securities under section 80 of the Companies Act 1985.	Issuer	For	For
2	Authority to allot equity securities for cash under section 89 of the Companies Act 1985.	Issuer	For	For
3	Authority to purchase Rio Tinto PLC shares by the company or Rio Tinto Limited.	Issuer	For	For
4	Adoption of new articles of association of Rio Tinto PlC and amendments to constitution of Rio Tinto Limited.	Issuer	For	For
5	Election of Tom Abanese.	Issuer	For	For
6	Election of Sir Rod Eddington.	Issuer	For	For
7	Re-election of Sir David Clementi.	Issuer	For	For
8	Re-election of Leigh Clifford.	Issuer	For	For
9	Re-election of Andrew Gould.	Issuer	For	For
10	Re-election of David Mayhew.	Issuer	For	For
11	Re-appointment of Price Waterhouse Coopers LLP as auditors and authority for audit committee to set the auditors remuneration.	Issuer	For	For
12	Approval of the remuneration report.	Issuer	For	For
13	Receive the annual report and financial statements for the year ended 31 December 2005.	Issuer	For	For

	RIO TINTO PLC	750	RTP	767204100	4/12/06
1	Authority to allot relevant securities under section 80 of the Companies Act 1985.	Issuer	For	For
2	Authority to allot equity securities for cash under section 89 of the Companies Act 1985.	Issuer	For	For
3	Authority to purchase Rio Tinto PLC shares by the company or Rio Tinto Limited.	Issuer	For	For
4	Adoption of new articles of association of Rio Tinto PlC and amendments to constitution of Rio Tinto Limited.	Issuer	For	For
5	Election of Tom Abanese.	Issuer	For	For
6	Election of Sir Rod Eddington.	Issuer	For	For
7	Re-election of Sir David Clementi.	Issuer	For	For
8	Re-election of Leigh Clifford.	Issuer	For	For
9	Re-election of Andrew Gould.	Issuer	For	For
10	Re-election of David Mayhew.	Issuer	For	For
11	Re-appointment of Price Waterhouse Coopers LLP as auditors and authority for audit committee to set the auditors remuneration.	Issuer	For	For
12	Approval of the remuneration report.	Issuer	For	For
13	Receive the annual report and financial statements for the year ended 31 December 2005.	Issuer	For	For

	FAIRMONT HOTELS & RESORTS INC.	2,500	FHR	305204109	4/17/06
1	The resolution approving the arrangement (the "Arrangement") under section 192 of the Canada Business Corporations Act involving the corporation, its shareholders and 3123012 Nova Scotia Limited, a corporation owned by affiliates of Kingdom Hotels International, and colony Capital, LLC, in the form attached as Appendix A to the management information circular of the corporation.	Issuer	For	For

	PEARSON PLC	7,000	PSO	705015105	4/21/06
	Directors nominations	Issuer	For	For all nominees
1	To receive the company's accounts and the reports of the directors and auditors.	Issuer	For	For
2	To declare a final dividend.	Issuer	For	For
9	To receive and approve the report on directors' remuneration.	Issuer	For	For
10	To reappoint Price Waterhouse Coopers LLP as auditors for the ensuing year.	Issuer	For	For
11	To authorise the directors to determine the remuneration of the auditors.	Issuer	For	For
12	To authorise the directors to exercise the powers of the company to allot ordinary shares.	Issuer	For	For
13	To increase the authorised share capital of the company.	Issuer	For	For
14	To waive the pre-emptive rights conferred under the Companies Act 1985 to a limited extent.	Issuer	For	For
15	To authorise the company to purchase its own shares.	Issuer	For	For
16	To renew the Pearson long-term incentive plan.	Issuer	For	For

	PEARSON PLC	7,000	PSO	705015105	4/21/06
	Directors nominations	Issuer	For	For all nominees
1	To receive the company's accounts and the reports of the directors and auditors.	Issuer	For	For
2	To declare a final dividend.	Issuer	For	For
9	To receive and approve the report on directors' remuneration.	Issuer	For	For
10	To reappoint Price Waterhouse Coopers LLP as auditors for the ensuing year.	Issuer	For	For
11	To authorise the directors to determine the remuneration of the auditors.	Issuer	For	For
12	To authorise the directors to exercise the powers of the company to allot ordinary shares.	Issuer	For	For
13	To increase the authorised share capital of the company.	Issuer	For	For
14	To waive the pre-emptive rights conferred under the Companies Act 1985 to a limited extent.	Issuer	For	For
15	To authorise the company to purchase its own shares.	Issuer	For	For
16	To renew the Pearson long-term incentive plan.	Issuer	For	For

	ENCANA CORPORATION	3,000	ECA	292505104	4/24/06
1	Director nominations	Issuer	For	For all nominees
2	Appointment of auditors Price Waterhouse Coopers LLP at a remuneration to be fixed by the board of directors.	Issuer	For	For

	SERONO S.A.	5,000	CSG	81752M101	4/25/06
	Directors nominations	Issuer	For	For all nominees
1	Approval of Serono S.A.'s annual report, accounts and consolidated accounts of the Serono Group.	Issuer	For	For
2	Proposed appropriation of available earnings in the 2005 balance sheet and dividend proposal.	Issuer	For	For
3	Discharge of the board of directors and the management.	Issuer	For	For
4B	Auditors	Issuer	For	For
4C	Special auditors	Issuer	For	For
5	Creation of a new authorized capital	Issuer	For	For

	HANSON PLC	2,100	HAN	411349103	4/26/06
1	To receive and adopt the accounts and the reports of the directors and auditors for the year ended December 31, 2005.	Issuer	For	For
2	To approve the remuneration report	Issuer	For	For
3	Declaration of dividend of 14.15 pence per ordinary share.	Issuer	For	For
4A	Re-election of Alan J. Murray	Issuer	For	For
4B	Re-election of Frank Blout.	Issuer	For	For
4C	Re-election of Sam Laidlaw.	Issuer	For	For
4D	Election of John Brady.	Issuer	For	For
5	Re-appointment of Ernst & Young LLP as auditors and determination of the auditors' remuneration.	Issuer	For	For
6A	Authority to allot relevant shares or securities generally.	Issuer	For	For
6B	Authority to allot equity securities for cash.	Issuer	For	For
7	Limited authority to make market purchases of shares.	Issuer	For	For
8	Approval of the Hanson long term incentive plan 2006.	Issuer	For	For

	HANSON PLC	2,100	HAN	411349103	4/26/06
1	To receive and adopt the accounts and the reports of the directors and auditors for the year ended December 31, 2005.	Issuer	For	For
2	To approve the remuneration report	Issuer	For	For
3	Declaration of dividend of 14.15 pence per ordinary share.	Issuer	For	For
4A	Re-election of Alan J. Murray	Issuer	For	For
4B	Re-election of Frank Blout.	Issuer	For	For
4C	Re-election of Sam Laidlaw.	Issuer	For	For
4D	Election of John Brady.	Issuer	For	For
5	Re-appointment of Ernst & Young LLP as auditors and determination of the auditors' remuneration.	Issuer	For	For
6A	Authority to allot relevant shares or securities generally.	Issuer	For	For
6B	Authority to allot equity securities for cash.	Issuer	For	For
7	Limited authority to make market purchases of shares.	Issuer	For	For
8	Approval of the Hanson long term incentive plan 2006.	Issuer	For	For

	LAN AIRLINES S.A.	3,500	LFL	501723100	4/28/06
A	Approval of the report, balance sheet and financial statements of the company for the fiscal year ending december 31, 2005.	Issuer	For	For
B	Approval of the distribution of dividend of no less than the minimum 30% required to be charged to the earnings for fiscal year 2005, including in this sum the provisional dividends of US$ 0.11430 and US $ 0.10975 per share paid in the months of September 2005 and March 2005, respectively. The interim dividend agreed on will be paid beginning on May 17, 2006.	Issuer	For	For
C	Election of the board of directors	Issuer	For	For all nominees
D	Determination of the compensation for the board of directors for the fiscal year 2006	Issuer	For	For
E	Determination of the compensation for the director's committee and their budget for fiscal year 2006.	Issuer	For	For
F	Designation of external auditors; designation of risk assessors; accounts of the matters referred to in article 44 of Law 18046 on corporations.	Issuer	For	For
G	Information regarding the cost of processing, printing and distribution of the information as referred to in circular N. 1494 of the superintendence of securities and insurance.	Issuer	For	For
H	Any other matter of public interest that should be known for the shareholder's meeting.	Issuer	For	For

	POTASH CORPORATION OF SASKATCHEWAN INC.	1,000	POT	73755L107	5/2/06
1	Director nominations	Issuer	For	For all nominees
2	The appointment of Deloitte & Touche LLP as auditors of the corporation.	Issuer	For	For
3	The resolution (attached as Appendix B to the accompanying management proxy circular) approving the adoption of a new performance option plan, the full text of which is attached as Appendix C to the accompanying management proxy circular.	Issuer	For	For

	CRH PLC	4,000	CRH	12626K203	5/3/06
1	Consideration of financial statements and reports of directors and auditors.	Issuer	For	For
2	Declaration of a dividend	Issuer	For	For
3A	Re-election of directors: Mr. D.W. Doyle.	Issuer	For	For
3B	Re-election of directors: Mr. J.M. De Jong	Issuer	For	For
3C	Re-election of directors: Mr. D.M. Kennedy.	Issuer	For	For
3D	Re-election of directors: Mr. M. Lee	Issuer	For	For
4	Remuneration of auditors	Issuer	For	For
5	Authority of allot shares.	Issuer	For	For
6	Disapplicatioin of the pre-emption rights.	Issuer	For	For
7	Authority to purchase own ordinary/income shares	Issuer	For	For
8	Aurthority in relation to re-issue price range of treasury shares.	Issuer	For	For
9	Performance share plan	Issuer	For	For

	BASF AKTIENGELSELLSCHAFT	1,700	BF	55262505	5/4/06
2	Adoption of a resolution on the appropriation of profit.	Issuer	For	For
3	Adoption of a resolution giving formal approval to the actions of the supervisory board.	Issuer	For	For
4	Adoption of a resolution giving formal approval to the actions of the board of executive directors.	Issuer	For	For
5	Election of an auditor for the financial year 2006.	Issuer	For	For
6	Authorization to buy back shares and to put them to further use including the authorization to redeem bought-back shares and reduce capital.	Issuer	For	For
7	Authorization to acquire own shares using derivative financial instruments	Issuer	For	For
8	Amendment of articles 8, 12 and 16 of the articles of association	Issuer	For	For

	AXA	4,200	AXA	54536107	5/4/06
1	Approval of the company's financial statements for 2005 - parent only	Issuer	For	For
2	Approval of the consolidated financial statements for 2005	Issuer	For	For
3	Earnings appropriation and declaration of a dividend of EURO 0.88	Issuer	For	For
4	Approval of the agreements mentioned in the auditors' special report	Issuer	For	For
5	Appointment of Mr. Norbert Dentressangle to the supervisory board	Issuer	For	For
6	Re-electon of statutory auditor Price Waterhouse Coopers Audit for a six-year term	Issuer	For	For
7	Re-election of alternate statutory auditor Mr. Patrick Frotiee for a six-year term.	Issuer	For	For
8	Authorization granted to the management board to purchase the company's shares	Issuer	For	For
E9	Authorization granted to the management board to reduce capital through the cancellation of shares.	Issuer	For	For
E10	Authorization to comply with all formal requirements in connection with this meeting.	Issuer	For	For

	CANADIAN PACIFIC RAILWAY LIMITED	3,200	CP	13645T100	5/4/06
1	Directors nominations	Issuer	For	For all nominees
2	Appointment of Price Waterhouse Coopers LLP as auditors	Issuer	For	For
3	Amendment to the management stock option incentive plan as described in the management proxy circular to increase the maximum number of shares that may be issued under the plan.	Issuer	For	For
4	Amendment to the management stock option incentive plan as described in the management proxy circular to prohibit, without shareholder approval, the reduction of the price at which options may be exercised after they have been granted.	Issuer	For	For

	TOTAL S.A.	1,300	TOT	89151 E 109	5/12/06
	Directors nominations	Issuer	For	For all nominees
1	Approval of parent company financial statements.	Issuer	For	For
2	Approval of consolidated financial statements.	Issuer	For	For
3	Allocation of earnings, declaration of dividend	Issuer	For	For
4	Authorization to be given to the board of directors to transfer the special long-term capital gains reserved to the account	Issuer	For	For
5	Agreements covered by article L.225-38 of the French Commercial Code.	Issuer	For	For
6	Authorization for the board of directors to trade shares of the company.	Issuer	For	For
14	Approval of the asset contribution by the company to Arkema, governed by the legal regime applicable to demergers	Issuer	For	For
15	Four-For-One Split	Issuer	For	For
RA	Resolution A (not approved by the board of directors)	Issuer	For	For
RB	Resolution B (not approve by the board of directors)	Issuer	For	For

	GLAXOSMITHKLINE PLC	2,000	GSK	37733W105	5/17/06
1	To receive and adopt the directors' report and the financial statements	Issuer	For	For
2	To approve the remuneration report	Issuer	For	For
3	To elect Dr. Moncef Salaoui as a director	Issuer	For	For
4	To elect Mr. Tom De Swaan as a director	Issuer	For	For
5	To re-elect Mr. Larry Culp as a director.	Issuer	For	For
6	To re-elect Sir Crispin Davis as a director.	Issuer	For	For
7	To re-elect Dr. Ronaldo Schmitz as a director.	Issuer	For	For
8	Re-appointment of auditors.	Issuer	For	For
9	Remuneration of auditors.	Issuer	For	For
S10	To authorise the company to make donations to EU political organisations and incur EU political expenditure.	Issuer	For	For
S11	Authority to allot shares.	Issuer	For	For
S12	Disapplication of pre-emption rights (indicates a special resolution).	Issuer	For	For
S13	Authority for the company to purchase its own shares (indicates a special resolution).	Issuer	For	For

	CHINA MOBILE (HONG KONG) LIMITED	5,500	CHL	16941M109	5/18/06
	Directors nominations	Issuer	For	For all nominees
1	To receive and consider the audited financial statements and the reports of the directors and auditors for the year ended 31 December 2006.	Issuer	For	For
2	To declare a final dividend for the year ended December 2005.	Issuer	For	For
4	To re-appoint Messrs. KPMG as auditors and to authorize the directors to fix their remuneration.	Issuer	For	For
5	To give a general mandate to the directors to repurchase shares in the company not exceeding 10% of the aggregate nominal amount of the existing issued share capital.	Issuer	For	For
6	To give a general mandate to the directors to issue, allot and deal with additional shares in the company not exceeding 20% of the aggregate nominal amount of the existing issued share capital.	Issuer	For	For
7	To extend the general mandate granted to the directors to issue, allot and deal with shares by the number of shares repurchased.	Issuer	For	For
S8	To approve the change of name of the company.	Issuer	For	For

	CADBURY SCHWEPPES PLC	2,500	CSG	127209302	5/18/06
	Directors nominations	Issuer	For	For all nominees
1	Financial statements	Issuer	For	For
2	Declaration of final dividend	Issuer	For	For
3	Directors' remuneration report.	Issuer	For	For
9	Re-appointment of auditors.	Issuer	For	For
10	Remuneration of auditors.	Issuer	For	For
11	Approve proposed amendments to the international share award plan.	Issuer	For	For
12	Approve proposed amendments to the 2004 long term incentive plan	Issuer	For	For
13	Authority to allot relevant securities	Issuer	For	For
14	Authority to disapply pre-emption rights	Issuer	For	For
15	Authority to purchase own ordinary shares	Issuer	For	For

	ENEL S.P.A.	1,300	EN	29265W108	5/25/06
1	Financial statements of ENEL for the year ended December 31, 2005. Reports of the board of directors, the board of statutory auditors, and the external auditors, related resolutions, presentation of the consolidated financial statements for the year ended December 31, 2005.	Issuer	For	For
2	Allocation of net income for the year and distribution of available reserves.	Issuer	For	For
3	2006 stock-option plan for the executives of ENEL and/or subsidiaries thereof pursuant to article 2359 of the civil code.	Issuer	For	For
E1	Delegation to the board of directors of the power to increase the share capital in connection with the 2006 stock-option plan by a maximum amount of EURO 31,790,000. Inherent and consequent resolutions. Amendment of article 5 of the bylaws.	Issuer	For	For
E2	Procedure for appointing the executive in charge of preparing the corporate accounting. Addition to article 20 of the bylaws	Issuer	For	For

	ORIENT-EXPRESS HOTELS LTD.	3,500	OEH	654744408	6/5/06
1	Directors nominations	Issuer	For	For all nominees
2	Amendmets to the company's by-laws to permit delivery of notices and other documents by posting them on the company's website and notices of its general meetings to be given through the company's website or by mail.	Issuer	For	For
3	Appointment of Deloitte & Touche LLP as the company's auditor and authorization of the audit committee to fix auditor's remuneration.	Issuer	For	For

	BCE INC.	6,000	COMS	05534B109	6/6/06
1	Directors nominations	Issuer	For	For all nominees
2	Deloitte & Touche LLP as auditor	Issuer	For	For
3	Approving the special resolution, the full text of which is reproduced as schedule A to the management proxy circular, to approve the BCE plan of arrangement under which BCE Inc. would distribute units in Bell Aliant regional communications income fund to its holders of common shares as a return of capital and effect a reduction of approximately 75 million shares.	Issuer	For	For
4	Convert the whole of BCE Inc. into an income trust fund which would distribute to unitholders at least 90% of its annual free cash flow.	Issuer	Against	Against

	TENARIS, S.A.	2,500	TS	88031M109	6/7/06
A1	Consideration of the board of directors' and independent auditor's reports on the consolidated financial statements.	Issuer	For	For
A2	Consideration of the board of directors' and independent auditor's reports on the unconsolidated annual accounts.	Issuer	For	For
A3	Allocation of results and approval of dividend payment.	Issuer	For	For
A4	Discharge to the members of the board of directors.	Issuer	For	For
A5	Election of the board of directors' members	Issuer	For	For
A6	Authorization to the board of directors to delegate the day-to-day management of the company's business and the power to represent the company as "administrateur delegue" (Chief Executive Officer) to Mr. Paolo Rocca.	Issuer	For	For
A7	Authorization to the board of directors to appoint any or all of its members as the company's Attorneys-In-Fact.	Issuer	For	For
A8	Authorization to the board of directors to cause the distribution of all shareholder communications.	Issuer	For	For
A9	Board of directors' compensation	Issuer	For	For
A10	Appointment of independent auditors and approval of their fees.	Issuer	For	For
E1	Amendment of article 11 of the articles of association.	Issuer	For	For

	REPSOL YPF, S.A.	3,500	REP	76026T205	6/16/06
1	Review and approval, if appropriate, of the annual financial statements (balance sheet, profit and loss account and the annual report) and the management report of REPSOL YPF, S.A.	Issuer	For	For
2	Amendment of articles 19('Call of the General Metting") and 20 ("Power and Obligation to call") of the articles of association.	Issuer	For	For
3	Amendment of article 5 ("Notice of Call") of the regulations of the general shareholders meeting.	Issuer	For	For
4A	Ratification and appointment as director of Mrs. Paulina Beato Blanco.	Issuer	For	For
4B	Ratification and appointment as director of Mr. Henri Philippe.	Issuer	For	For
4C	Appointment, ratification or re-election of other directors.	Issuer	For	For
5	Appointment of the accounts auditor of REPSOL YPF, S.A. and of its consolidated group	Issuer	For	For
6	Authorization to the board of directors for the derivative acquisition of shares of REPSOL YPF, S.A.	Issuer	For	For
7	Delegation to the board of directors of the power to issue fixed rate securities, convertible or exchangeable by shares of the company.	Issuer	For	For
9	Delegation of powers to supplement, develop, execute, rectify or formalize the resolutions.	Issuer	For	For

	TELEFONICA, S.A.	2,200	TEF	879382208	6/20/06
	Director nominations	Issuer	For	For all nominees
1	Examination and approval of the individual annual accounts of the consolidated financial statements and of the management report of both telefonica, S.A. and its consolidated group of companies.	Issuer	For	For
2	Approval, if deemed appropriate, of the merger plan of telefonica, S.A. and Telefonica Moviles, S.A.	Issuer	For	For
4	Approval, if appropriate, of a long-term incentive plan consisting of the delivery of shares of and which is linked to changes in the listing price of shares of telefonica, S.A.	Issuer	For	For
5	Authorization to acquire the company's own shares, directly or through companies within the group.	Issuer	For	For
6	Authorization to the board of directors to increase the share capital under the terms and conditions of section 153.1.B) of the business Corporations Law, with a delegation of the power to exclude preemptive rights pursuant, in this latter case, to the provisions of section 159.2 of the Business Corporations Law.	Issuer	For	For
7	Delegation of powers to formalize, interpret, remedy and carry out the resolutions adopted by the shaareholders at the meeting.	Issuer	For	For

	SHIRE PLC	2,000	SHPGY	82481R106	6/21/06
2	Director nominations	Issuer	For	For all nominees
1	To receive and consider the directors' report and accounts for the year ended 31 December 2005.	Issuer	For	For
11	To re-appoint Deloitte & Touch LLp as auditors of the company.	Issuer	For	For
12	To authorise the audit committee to determine the remuneration of the auditors.	Issuer	For	For
13	To approve the directors' remuneration report for the year ended 31 December 2005.	Issuer	For	For
14	to authorise the allotment of shares.	Issuer	For	For
15	to authorise the disapplication of pre-emption rights.	Issuer	For	For
S16	To authorise market purchases.	Issuer	For	For
S17	To authorise donations to EU political organisations and the incurring of EU political expenditure.	Issuer	For	For

	SONY CORPORATION	3,000	SNE	835699307	6/22/06
2	Director nominations	Issuer	For	For all nominees
1	To amend a part of the articles of incorporaton.	Issuer	For	For
3	To issue stock acquisition rights for the purpose of granting stock options.	Issuer	For	For
4	To amend the articles of incorporation with respect to disclosure to shareholders regarding remuneration paid to each director	Shareholder		For

	NIDEC CORPORATION	5,000	NJ	654090109	6/22/06
3	Director nominations	Issuer	For	For all nominees
1	To approve the proposed appropriation of profit with respect to the 33rd fiscal period	Issuer	For	For
2	To amend partly the articles of incorporation.	Issuer	For	For
4A	Elect Shiro Kuniya as corporate auditor	Issuer	For	For
4B	Elect Yoshiro Kitano as a corporate auditor.	Issuer	For	For

	NISSAN MOTOR CO., LTD	4,000	NSANY	654744408	6/27/06
1	Approval of appropriation of retained earnings for the 107th fiscal year	Issuer	For	For
2	Amendment to the articles of incorporation	Issuer	For	For
3	Issuance of Shinkabu-Yoyakuken (stock acquisition right) without consideration as stock options to employees of the company and directors and employees of its affiliates.	Issuer	For	For
4A	Elect Takeo Ohtsubo as statutory auditor	Issuer	For	For
4B	Elect Toshiyuki Nakamura as statutory auditor	Issuer	For	For
5	Granting of retirement allowance to the retiring statutory auditors	Issuer	For	For

	NOMURA HOLDINGS, INC.	10,000	ADR	65535H208	6/28/06
1	Amendments to the articles of incorporation.	Issuer	For	For
2	Directors nominations	Issuer	For	For all nominees
3	Issuance of stock acquisition rights as stock options.	Issuer	For	For

	MITSUBISHI UFJ FINANCIAL GROUP, INC.	10,000	MTU	606822104	6/29/06
1	Approval of the proposed approriations of retained earnings and other capital surplus for the 1st business term	Issuer	For	For
2	Reduction of the legal capital surplus.	Issuer	For	For
3	Partial Amendments to the articles of incorporation.	Issuer	For	For
4	Election of 15 (fifteen) directors.	Issuer	For	For
5	Granting of retirement gratuities to retiring and retired directors and corporate auditors.	Issuer	For	For

	PT INDOSAT TBK	1,000	IIT	744383100	6/29/06
1	To approve the annual report and to ratify the financial statements of the company for the financial year ended December 31, 2005 and thereby release and discharge the board of commissioners from their supervisory responsibilities and the board of directors from their managerial responsibilities for the financial year ended December 31, 2005.	Issuer	For	For
2	To approve the allocations of net profit for "reserve funds", dividends and other purposes and to approve the determination of the amount, time and manner of payment of dividends for the financial year ended December 31, 2005.	Issuer	For	For
3	To determine the remuneration for the board of commissioners of the company for 2006.	Issuer	For	For
4	To approve the appointment of the company's independent auditor for the financial year ending December 31, 2006.	Issuer	For	For

	BUSINESS OBJECTS SA ADS	7,000	BOBJ	12328X107
1	Approval of the Company's statutory financial statements for the year ended december 31, 2005.	Issuer	For	For
2	Approval of the company's consolidated financial statements for the year ended December 31, 2005.	Issuer	For	For
3	Allocation of the Company's earnings for the year ended December 31, 2005.	Issuer	For	For
4	Renewal of the term of office of Mr. Bernard Liaufaud, as a Director of the company.	Issuer	For	For
5	Renewal of the term of office of Mr. Jean-Francois Heitz, as a Director of the company.	Issuer	For	For
6	Renewal of the term of office of Mr. David Peterschmidt, as a Director of the Company.	Issuer	For	For
7	Ratification of the appointment of Mr. John Schwarz, as a Director of the Company.	Issuer	For	For
8	Renewal of term of office of Mr. John Schwarz, as a Director of the Company.	Issuer	For	For
9	Ratification of regulated agreements.	Issuer	For	For
10	Approval of regulated agreements.	Issuer	For	For
11	Appointment of Auditex as Company's alternate statutory auditor of Ernst & Young Audit, as the replacement of Mr. Alain Vincent, company's alternate statutory auditor, and	Issuer	For	For
12	Authorization granted to the Board of Directors to repurchase ordinary shares of the Company.	Issuer	For	For
13	Authorization granted to the board of directors to reduce the company's share capital by cancellation of treasury shares.	Issuer	For	For
14	Authorization granted to the board of directors to issue warrants to subscribe up to a maximum of 45,000 ordinary shared reserved for Mr. Jean-Francois Heitz.	Issuer	For	For
15	Authorization granted to the board of directors to issue warrants to subscribe up to a maximum of $45,000 ordinary shares reserved for Mr. David Peterschmidt.	Issuer	For	For
16	Authorization granted to the board of directors to increase the company's share capital through the issuance of ordinary shares, with subscription reserved to the participants in the company's employee savings plan.	Issuer	For	For
17	Delegation of powers granted to the board of directors to increase the company's share capital through the issuance of ordinary shares, with subscription reserved to the 2004 Business Objects S.A. Employee Benefits Trust under the 2004 International Employee Stock Purchase Plan.	Issuer	For	For
18	Authorization granted to the board of directors to grant options to subscribe or to purchase ordinary shares of the company and approval of the amendments of the 2001 stock incentive plan.	Issuer	For	For
19	Delegation of powers granted to the board of directors to increase the company's share capital through the issuance of ordinary shares with the subscription reserved to the Business Objects Employee Benefit Sub-Plan Trust under the 2001 Stock Incentive Plan and approval of the amendments of the 2001 Stock Incentive Sub-Plan.	Issuer	For	For
20	Authorizaton granted to the board of directors to allocate, free of change, existing ordinary shares, or to issue, free of charge, new ordinary shares, to the employees and certain officers of the company and to the employees of the company's subsidiaries.	Issuer	For	For
21	Delegation of authority granted to the board of directors to increase the company's share capital, with shareholder preferential subscription rights.	Issuer	For	For
22	Delegation of authority granted to the board of directors to increase the company's share capital, without shareholder preferential subscription rights.	Issuer	For	For
23	Authorization granted to the board of directors to increase the number of ordinary shares to be issued in the event of a company's share capital increase with or without shareholder preferential subscription rights.	Issuer	For	For
24	Delegation of authority granted to the board of directors to increase the company's share capital by incorporation of reserves, profits, issuance premiums or any other sum for which capitalization would be authorized.	Issuer	For	For
25	Delegation of powers granted to the board of directors to increase the company's share capital to compensate contributions in kind that are made to the company.	Issuer	For	For
26	Approval of the amendments of the company's articles of association to confirm them to the new provisions of the French commercial code, as amended by French law No. 2005-842 dated July 26, 2005.	Issuer	For	For
27	Delegation of authority granted to the board of directors to proceed with the issuance of warrants free of charge in the event of a public tender off/exchange offer for the company within the framwork of a legal reciprocity clause; and	Issuer	For	For
28	Authorizaton granted to the board of directors in the event of a public tender offer exchange offer for the company within the framework of a legal reciprociy clause.	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto durly authorized.

SATURNA INVESTMENT TRUST

By /s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: August 8, 2006